Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

(5)  Goodwill and Other Intangible Assets

The following is a summary of goodwill and other intangible assets as of December 31, 2012 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$941,940	$326,044	$615,896	14.12 years

Other intangible assets:
Supplier relationships	18,629	15,862	2,767	9.25 years
Trademarks and trade names	252,028	116,571	135,457	10.30 years
License agreements	17,507	11,126	6,381	4.47 years
Customer relationships	1,910,752	930,542	980,210	15.76 years
Manufacturing know-how	15,332	9,607	5,725	12.21 years
Other	199,880	112,091	87,789	7.41 years

Total other intangible assets	2,414,128	1,195,799	1,218,329

Total intangible assets with finite lives	$3,356,068	$1,521,843	$1,834,225

Intangible assets with indefinite lives:
Goodwill	$4,438,374	$1,389,969	$3,048,405
Other intangible assets(1)	62,935	26,484	36,451

Total intangible assets with indefinite lives	$4,501,309	$1,416,453	$3,084,856

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

The following is a summary of goodwill and other intangible assets as of December 31, 2011 (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization and Impairment Losses	Net Carrying Value	Weighted- average Useful Life
Amortized intangible assets:
Core technology and patents	$756,835	$253,266	$503,569	13.16 years

Other intangible assets:
Supplier relationships	18,652	14,709	3,943	9.19 years
Trademarks and trade names	232,938	86,932	146,006	9.73 years
License agreements	17,429	10,714	6,715	4.47 years
Customer relationships	1,753,985	717,826	1,036,159	15.55 years
Manufacturing know-how	10,996	6,139	4,857	12.70 years
Other	168,005	83,329	84,676	7.90 years

Total other intangible assets	2,202,005	919,649	1,282,356

Total intangible assets with finite lives	$2,958,840	$1,172,915	$1,785,925

Intangible assets with indefinite lives:
Goodwill	$4,211,240	$1,389,969	$2,821,271
Other intangible assets(1)	76,686	7,140	69,546

Total intangible assets with indefinite lives	$4,287,926	$1,397,109	$2,890,817

(1)	Primarily includes an in-process research and development asset recorded in connection with certain acquisitions.

The estimated useful lives of the individual categories of intangible assets were based on the nature of the applicable intangible assets and the expected future cash flows to be derived from those intangible assets. Amortization of intangible assets with finite lives is recognized over the shorter of the respective lives of the underlying license agreements, if applicable, or the period of time the assets are expected to contribute to future cash flows. We amortize our finite-lived intangible assets on patterns in which the economic benefits are expected to be realized. Amortization expense of intangible assets, which in the aggregate amounted to $346.9 million, $307.7 million and $298.1 million in 2012, 2011 and 2010, respectively, is included in cost of net revenue, research and development, sales and marketing and general and administrative expenses in the accompanying consolidated statements of operations. The allocation of amortization expense to the expense categories is based on the intended usage and the expected benefits of the intangible assets in relation to the expense categories.

The following is a summary of estimated aggregate amortization expense of intangible assets for each of the five succeeding fiscal years as of December 31, 2012 (in thousands):

2013	$299,473
2014	$256,907
2015	$232,489
2016	$204,639
2017	$163,382

During the fourth quarter, we perform our annual impairment tests of the carrying value of our goodwill by reporting unit. Our annual impairment review conducted during the fourth quarters of 2011 and 2010 indicated that a goodwill impairment charge was required in our health information solutions business segment and reporting unit. For further discussion see Note 2(h).

Goodwill amounts for our professional diagnostics, health information solutions and consumer diagnostics reporting units are summarized as follows (in thousands):

	Professional Diagnostics	Health Information Solutions	Consumer Diagnostics	Total
Goodwill at December 31, 2010	$2,326,114	$452,962	$52,224	$2,831,300
Acquisitions(1)	352,986	31,043	—	384,029
Goodwill impairment charge(2)	—	(383,612)	—	(383,612)
Other(3)	(9,499)	(634)	(313)	(10,446)

Goodwill at December 31, 2011	$2,669,601	$99,759	$51,911	$2,821,271
Acquisitions(1)	222,306	24,604	—	246,910
Fair value of non-controlling interest(4)	(36,040)	—	—	(36,040)
Other(3)	10,370	680	5,214	16,264

Goodwill at December 31, 2012	$2,866,237	$125,043	$57,125	$3,048,405

(1)	Includes initial purchase price allocation, purchase accounting adjustments recorded to the acquired entities’ opening balance sheet and additional payments made for earn-outs and milestones achieved.

(2)	We recorded a goodwill impairment charge of approximately $383.6 million during 2011 related to our health information solutions business segment and reporting unit. Any further reduction or impairment of the value of goodwill or other intangible assets will result in additional charges against earnings, which could materially reduce our reported results of operations in future periods.

(3)	These amounts relate primarily to adjustments resulting from fluctuations in foreign currency exchange rates.

(4)	This is the correction of a prior period balance sheet classification error which we do not believe is material to our 2011 or 2012 annual financial statements, or any previously reported quarterly financial statements, and represents the fair value of the non-controlling interest as of December 31, 2011 related to our acquisition of Axis-Shield.

We generally expense costs incurred for the internal development of intangible assets, except for costs that are incurred to establish patents and trademarks, such as legal fees for initiating, filing and obtaining the patents and trademarks. As of December 31, 2012 and 2011, we had approximately $9.7 million and $9.2 million, respectively, of costs capitalized, net of amortization, in connection with establishing patents and trademarks which are included in other intangible assets, net, in the accompanying consolidated balance sheets. Upon the initial filing of the patents and trademarks, we commence amortization of such intangible assets over their estimated useful lives. Costs incurred to maintain the patents and trademarks are expensed as incurred.